Redeemable Convertible Preferred Shares - Summary of Preferred Shares Activities (Detail)			12 Months Ended
	Nov. 29, 2017 shares	Oct. 09, 2017 shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2018 USD ($) shares
Class of Stock [Line Items]
Addition | shares	124,969,987	124,969,987
Addition, shares			¥ 272,151,072
Conversion to ordinary shares, amount			¥ 3,942,383,929
Series A-1, Series A-2, Series A-3 Preferred Shares [Member]
Class of Stock [Line Items]
Beginning balance, shares | shares			65,919,003	65,919,003
Beginning balance			¥ 1,808,971,556
Conversion to ordinary shares | shares			65,919,003	65,919,003
Conversion to ordinary shares, amount			¥ 1,808,971,556
Ending balance | $				$ 0
Series B [Member]
Class of Stock [Line Items]
Beginning balance, shares | shares			61,942,726	61,942,726
Beginning balance			¥ 2,081,275,970
Conversion to ordinary shares | shares			61,942,726	61,942,726
Conversion to ordinary shares, amount			¥ 2,081,275,970
Series C Preferred Shares [Member]
Class of Stock [Line Items]
Addition | shares			41,378,176	41,378,176
Addition, shares			¥ 1,581,368,951
Conversion to ordinary shares | shares			41,378,176	41,378,176
Conversion to ordinary shares, amount			¥ 1,581,368,951